Depreciation and amortisation	12 Months Ended
Mar. 31, 2023
Disclosure of Depreciation and Amortisation Expense [Abstract]
Depreciation and amortisation
36.
Depreciation and amortisation

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Depreciation of property, plant and equipment (refer Note 5)	10,615	12,198	14,032	171
Amortisation of intangible assets (refer Note 6)	1,166	1,305	1,464	18
Depreciation of right of use assets (refer Note 7)	245	261	405	5
Total	12,026	13,764	15,901	193